Investments in joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Summary of Changes to Investments in Joint Ventures

Changes to investments in joint ventures were as follows:

	Raízen Combustível	Raízen Combustível	Total
Shares issued by the joint venture	1,661,418,472	7,243,283,198
Shares held by Cosan	830,709,236	3,621,641,599
Cosan ownership interest	50%	50%

At January 1, 2017	3,190,821	5,315,574	8,506,395
Interest in earnings of joint ventures	694,015	291,075	985,090
Other comprehensive (losses) income	(5,349)	209,412	204,063
Interest on capital	(42,000)	—	(42,000)
Dividends	(651,500)	(554,249)	(1,205,749)

At December 31, 2017	3,185,987	5,261,812	8,447,799
Interest in earnings of joint ventures	693,226	253,056	946,282
Other comprehensive (losses) income	8,358	(54,881)	(46,523)
Interest on capital	(88,200)	—	(88,200)
Changes in the accounting polices adopted by the Company	(1,258)	(82)	(1,340)
Dividends	(693,500)	(486,611)	(1,180,111)

At December 31, 2018	3,104,613	4,973,294	8,077,907